Intangible Assets (Summary Of Intangible Assets, Net Of Accumulated Amortization Included In Consolidated Statements) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Goodwill, Beginning Balance		$ 162,180		$ 165,528		$ 162,180		$ 165,528		$ 192,408
Goodwill, Impairment		(10,100)		(3,300)		(10,100)	[1],[2]	(3,348)	[1],[2]	(16,591)	[1],[2]
Goodwill, Divestitures	16,400					(18,421)	[2]			(10,289)	[2]
Goodwill, Additions
Goodwill, Ending Balance						133,659		162,180		165,528
Other Intangible Assets, Beginning Balance		32,881	[3]	38,256	[3]	32,881	[3]	38,256	[3]	45,082	[3]
Other Intangible Assets, Amortization expense						(4,380)	[3],[4]	(5,526)	[3],[4]	(6,017)	[3],[4]
Other Intangible Assets, Impairment										(341)	[1],[2],[3]
Other Intangible Assets, Divestitures						(2,258)	[2],[3]			(815)	[2],[3]
Other Intangible Assets, Additions								151	[3]	347	[3]
Other Intangible Assets, Ending Balance						26,243	[3]	32,881	[3]	38,256	[3]
FHI [Member]
Other Intangible Assets, Impairment						(2,200)
First Horizon Insurance And First Horizon Msaver [Member]
Other Intangible Assets, Amortization expense						$ 400		$ 1,400		$ 1,700

[1]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[3]	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.
[4]	Amortization expense related to First Horizon Insurance and First Horizon Msaver, Inc. of $.4 million, $1.4 million, and $1.7 million for 2011, 2010, and 2009, respectively, is included in Income/(loss) from discontinued operations, net of tax on the consolidated Statements of Income.